FAIR VALUE MEASUREMENTS (Details Narrative) - shares		3 Months Ended	10 Months Ended
	May 01, 2024	Mar. 31, 2025	Dec. 31, 2023
SAFE Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted	636,916	636,916	636,916
Convertible Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion of stock, shares converted			257,216